Note 16 - Income Tax (Details) - Effective Income Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense using combined statutory rate of 26.5% (2012 - 26.5%, 2011 - 28.3%)	$ 18,622	$ 16,754	$ 9,351
Permanent differences	4,125	3,327	4,434
Tax effect of flow through entities	(2,156)	(3,663)	(3,462)
Goodwill or other investment impairment charge		676	874
Impact of changes in foreign exchange rates	(518)	1,546	(679)
Adjustments to tax liabilities for prior periods	925	721	762
Effects of changes in enacted tax rates	250	(14)	52
Changes in liability for unrecognized tax benefits	181	352	(342)
Stock-based compensation	2,791	128	(386)
Foreign, state and provincial tax rate differential	(4,285)	(946)	(6,728)
Tax on preferred shares	880
Other taxes	1,906	93	2,046
Change in valuation allowances	(97)	2,033	(49,745)
Provision for (recovery of) income taxes as reported	$ 22,624	$ 21,007	$ (43,823)